SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from related parties	$ 763,700	$ 7,200
Qilun Classical Art Creation (Shenzhen) Studio [Member]
Related Party Transaction [Line Items]
Due from related parties	756,500
UNIMOS Holdings Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	6,100	6,100
Sancai Holdings Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 1,100	$ 1,100